Stock Based Compensation - Summary of Restricted Stock Activity (Details) (Restricted Stock, USD $)	12 Months Ended
Dec. 31, 2013
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested at January 1, 2013	2,676,724
Granted	4,163,374
Vested	(2,301,312)
Forfeited	0
Nonvested as of December 31, 2013	4,538,786
Restricted Stock
Nonvested at January 1, 2013	$ 0.32
Granted	$ 0.26
Vested	$ 0.32
Forfeited	$ 0
Nonvested as of December 31, 2013	$ 0.27